Earnings per share and shares in issue (Tables)	6 Months Ended
Jun. 30, 2018
Earnings per share [abstract]
Summary of earnings per share

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2018	2017	2018	2017
Results for the period
Profit (loss) for the period attributable to BP shareholders	2,799	144	5,268	1,593
Less: preference dividend	1	1	1	1
Profit (loss) attributable to BP ordinary shareholders	2,798	143	5,267	1,592

Number of shares (thousand)(a)
Basic weighted average number of shares outstanding	19,945,053	19,686,613	19,931,945	19,602,785
ADS equivalent	3,324,175	3,281,102	3,321,990	3,267,130

Weighted average number of shares outstanding used to calculate diluted earnings per share	20,044,277	19,783,548	20,050,123	19,713,151
ADS equivalent	3,340,712	3,297,258	3,341,687	3,285,525

Shares in issue at period-end	19,973,943	19,738,566	19,973,943	19,738,566
ADS equivalent	3,328,991	3,289,761	3,328,991	3,289,761

(a)	Excludes treasury shares and includes certain shares that will be issued in the future under employee share-based payment plans.

Issued ordinary share capital as at 30 June 2018 comprised 19,982,540,709, ordinary shares (30 June 2017 19,751,491,901 ordinary shares). This includes shares held in trust to settle future employee share plan obligations and excludes 1,377,156,087 ordinary shares which have been bought back and are held in treasury by BP (30 June 2017 1,483,428,207 ordinary shares).